Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Assets Held for Sale	The details of the assets to be sold are as follows.

( I n millions of Korean won)
Land	￦	172
Buildings		938
Others		77

Total	￦	1,187